Long-term Debt - Leases Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Lease liabilities
Balance	$ 10,499	$ 7,765
Additions during the period:
Acquisitions	3,944	4,226
Operations	9,097	2,410
Lease terminations	(13)	(80)
Repayments of leases	(4,377)	(3,822)
Balance	19,150	10,499
Gross lease payments	22,462	12,530
Less: finance charges	(3,312)	(2,031)
Net lease liabilities	19,150	10,499
Less than 1 year
Additions during the period:
Gross lease payments	6,422	3,979
Between 1 and 5 years
Additions during the period:
Gross lease payments	15,280	7,443
More than five years
Additions during the period:
Gross lease payments	760	1,108
Vehicle lease
Lease liabilities
Balance	1,993	2,414
Additions during the period:
Acquisitions	583	571
Operations	1,159	347
Repayments of leases	(821)	(1,339)
Balance	2,914	1,993
Net lease liabilities	$ 2,914	1,993
Vehicle lease | Minimum
Lease liabilities
Incremental borrowing rate	3.00%
Vehicle lease | Maximum
Lease liabilities
Incremental borrowing rate	12.20%
Real estate lease
Lease liabilities
Balance	$ 8,506	5,351
Additions during the period:
Acquisitions	3,361	3,655
Operations	7,938	2,063
Lease terminations	(13)	(80)
Repayments of leases	(3,556)	(2,483)
Balance	16,236	8,506
Net lease liabilities	$ 16,236	$ 8,506
Real estate lease | Minimum
Lease liabilities
Incremental borrowing rate	6.10%
Real estate lease | Maximum
Lease liabilities
Incremental borrowing rate	8.80%